UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette           West Hartford, CT           July 19, 2011
     --------------------           -----------------           -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          143
                                         -----------

Form 13F Information Table Value Total:  $   140,785
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  -------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
--------------------------  -------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                       COM            88579Y101     1,636    14,224  SH         Sole        N/A        14,224
ABBOTT LABS                 COM            002824100       435     8,267  SH         Sole        N/A         8,267
ABIOMED INC                 COM            003654100       437    39,587  SH         Sole        N/A        39,587
AGILENT TECHNOLOGIES INC    COM            00846U101       275     7,873  SH         Sole        N/A         7,873
ALLEGHANY CORP DEL          COM            017175100       214     1,139  SH         Sole        N/A         1,139
ALLSTATE CORP               COM            020002101       664    17,593  SH         Sole        N/A        17,593
ALTRIA GROUP INC            COM            02209S103       243     4,608  SH         Sole        N/A         4,608
AMERICAN EXPRESS CO         COM            025816109     1,911    46,644  SH         Sole        N/A        46,644
AMERICAN FINL HLDGS INC     COM            026375131     2,599    97,666  SH         Sole        N/A        97,666
AMERICAN INTL GROUP INC     COM            026874107     3,552    49,244  SH         Sole        N/A        49,244
AMGEN INC                   COM            031162100       396     6,635  SH         Sole        N/A         6,635
AOL TIME WARNER INC         COM            001944105       523    22,134  SH         Sole        N/A        22,134
AT & T CDA INC              DEPS RCPT CLB  00207Q202       374    13,900  SH         Sole        N/A        13,900
AT&T WIRELESS SVCS INC      COM            00209A106       111    12,427  SH         Sole        N/A        12,427
AUTOMATIC DATA PROCESSING
  IN                        COM            053015103     1,764    30,279  SH         Sole        N/A        30,279
BAKER HUGHES INC            COM            057224107       505    13,200  SH         Sole        N/A        13,200
BANKNORTH GROUP INC NEW     COM            355455107     1,673    63,475  SH         Sole        N/A        63,475
BAXTER INTL INC             COM            071813109       301     5,052  SH         Sole        N/A         5,052
BELLSOUTH CORP              COM            079860102       837    22,709  SH         Sole        N/A        22,709
BIOTECH HOLDERS TR          DEPOSTRY RCPT  09067D201       228     1,900  SH         Sole        N/A         1,900
BOEING CO                   COM            097023105       815    16,900  SH         Sole        N/A        16,900
BP PLC                      SPONSORED ADR  055622104       788    14,840  SH         Sole        N/A        14,840
BRISTOL MYERS SQUIBB CO     COM            110122108     1,696    41,881  SH         Sole        N/A        41,881
BURLINGTON RES INC          COM            122014103       858    21,400  SH         Sole        N/A        21,400
CAPITAL ONE FINL CORP       COM            14040H105       383     6,000  SH         Sole        N/A         6,000
CARDINAL HEALTH INC         COM            14149Y108       529     7,460  SH         Sole        N/A         7,460
CENDANTCORP                 COM            151313103       490    25,510  SH         Sole        N/A        25,510
CHEVRON CORP NEW            COM            166764100       762     8,441  SH         Sole        N/A         8,441
CHITTENDEN CORP             COM            170228100       210     7,218  SH         Sole        N/A         7,218
CHUBB CORP                  COM            171232101       402     5,500  SH         Sole        N/A         5,500
CISCO SYS INC               COM            17275R102       433    25,571  SH         Sole        N/A        25,571
CITIGROUP INC               COM            172967101     2,904    58,642  SH         Sole        N/A        58,642
COCA COLA CO                COM            191216100       407     7,784  SH         Sole        N/A         7,784
COMCAST CORP NEW            CL A SPL       20030N200       814    25,600  SH         Sole        N/A        25,600
CONOCOPHILLIPS              COM            20825C104       359    12,300  SH         Sole        N/A        12,300
COSTCO WHSL CORP NEW        COM            22160K105     1,202    30,207  SH         Sole        N/A        30,207
CVS CAREMARK CORPORATION    COM            126650100       857    24,950  SH         Sole        N/A        24,950
DELL INC                    COM            24702R101       658    25,230  SH         Sole        N/A        25,230
DEVON ENERGY CORP NEW       COM            25179M103       579    12,000  SH         Sole        N/A        12,000
DIMON INC                   COM            254394109        84    12,150  SH         Sole        N/A        12,150
DISNEY WALT CO              COM DISNEY     254687106       506    21,908  SH         Sole        N/A        21,908
DOW CHEM CO                 COM            260543103       525    16,060  SH         Sole        N/A        16,060
DU PONT E I DE NEMOURS &
  CO                        COM            263534109       552    11,698  SH         Sole        N/A        11,698
E M C CORP MASS             COM            268648102       185    15,479  SH         Sole        N/A        15,479
EASTMAN KODAK CO            COM            277461109       207     6,650  SH         Sole        N/A         6,650
EL PASO CORP                COM            28336L109       350     7,947  SH         Sole        N/A         7,947
ELECTRONIC DATA SYS NEW     COM            285661104     2,292    39,518  SH         Sole        N/A        39,518
ELECTRONICS FOR IMAGING
  INC                       DBCV 1.500% 6  284745AA4       588    32,150  SH         Sole        N/A        32,150
EMERSON ELEC CO             COM            291011104     2,164    37,700  SH         Sole        N/A        37,700
EQUITY OFFICE PROPERTIES
  TRU                       COM            294741103       537    17,895  SH         Sole        N/A        17,895
EXELON CORP                 COM            30161N101       424     8,000  SH         Sole        N/A         8,000
EXXON MOBIL CORP            COM            30231G102     6,104   139,276  SH         Sole        N/A       139,276
FEDERAL NATL MTG ASSN       COM            313586109     1,051    13,154  SH         Sole        N/A        13,154
FIDELITY NATL FINL INC      COM            316326107       486    18,430  SH         Sole        N/A        18,430
FIRST DATA CORP             COM            319963104     2,130    24,409  SH         Sole        N/A        24,409
FLEETBOSTON FINL CORP       COM            339030108     2,109    60,264  SH         Sole        N/A        60,264
GANNETT INC                 COM            364730101     1,033    13,579  SH         Sole        N/A        13,579
GENERAL ELECTRIC CO         COM            369604103     7,540   201,345  SH         Sole        N/A       201,345
GLAXOSMITHKLINE PLC         SPONSORED ADR  37733W105       244     5,181  SH         Sole        N/A         5,181
GUIDANT CORP                COM            401698105     1,842    42,517  SH         Sole        N/A        42,517
HALLIBURTON CO              COM            406216101       361    21,150  SH         Sole        N/A        21,150
HANCOCK JOHN FINL SVCS INC  COM            41014S106       302     7,900  SH         Sole        N/A         7,900
HARLEY DAVIDSON INC         COM            412822108     1,362    24,700  SH         Sole        N/A        24,700
HARTFORD FINL SVCS GROUP
  INC                       COM            416515104       546     8,012  SH         Sole        N/A         8,012
HCA INC                     COM            404119109       423     9,600  SH         Sole        N/A         9,600
HEINZ H J CO                COM            423074103       215     5,190  SH         Sole        N/A         5,190
HEWLETT PACKARD CO          COM            428236103     1,082    60,325  SH         Sole        N/A        60,325
HOME DEPOT INC              COM            437076102     1,897    39,025  SH         Sole        N/A        39,025
HOSPITALITY PPTYS TR        COM SH BENINT  44106M102       288     8,400  SH         Sole        N/A         8,400
IMS HEALTH INC              COM            449934108     1,641    73,091  SH         Sole        N/A        73,091
INTEL CORP                  COM            458140100       930    30,588  SH         Sole        N/A        30,588
INTERNATIONAL BUSINESS
  MACHS                     COM            459200101     2,279    21,909  SH         Sole        N/A        21,909
INTUIT                      COM            461202103       222     5,800  SH         Sole        N/A         5,800
ISHARES TR                  DJ US FINL SE  464287788       294     3,555  SH         Sole        N/A         3,555
ISHARES TR                  DJ US HEALTHC  464287762       461     7,575  SH         Sole        N/A         7,575
ITT CORP NEW                COM            450911102       223     3,539  SH         Sole        N/A         3,539
JOHNSON & JOHNSON           COM            478160104     4,229    65,112  SH         Sole        N/A        65,112
JPMORGAN CHASE & CO         COM            46625H100     1,159    32,520  SH         Sole        N/A        32,520
KERR MCGEE CORP             COM            492386107       443     7,050  SH         Sole        N/A         7,050
KEYSPAN CORP                COM            49337W100       488    13,409  SH         Sole        N/A        13,409
KIMBERLY CLARK CORP         COM            494368103       333     5,148  SH         Sole        N/A         5,148
KLA-TENCOR CORP             COM            482480100       206     3,100  SH         Sole        N/A         3,100
KOPIN CORP                  COM            500600101     1,244   137,040  SH         Sole        N/A       137,040
LIBERTY MEDIA CORP NEW      INT COM SER A  53071M104     1,604   126,900  SH         Sole        N/A       126,900
LILLY ELI & CO              COM            532457108     1,479    19,413  SH         Sole        N/A        19,413
LOWES COS INC               COM            548661107       438    10,065  SH         Sole        N/A        10,065
LUCENT TECHNOLOGIES INC     COM            549463107        88    18,516  SH         Sole        N/A        18,516
MARSH & MCLENNAN COS INC    COM            571748102       659     5,846  SH         Sole        N/A         5,846
MBIA INC                    COM            55262C100       977    17,857  SH         Sole        N/A        17,857
MCDONALDS CORP              COM            580135101     1,106    39,838  SH         Sole        N/A        39,838
MCGRAW HILL COS INC         COM            580645109       375     5,500  SH         Sole        N/A         5,500
MEDTRONIC INC               COM            585055106       594    13,132  SH         Sole        N/A        13,132
MELLON FINL CORP            COM            58551A108       899    23,300  SH         Sole        N/A        23,300
MERCK & CO INC              COM            589331107     2,167    37,641  SH         Sole        N/A        37,641
MGIC INVT CORP WIS          COM            552848103       284     4,150  SH         Sole        N/A         4,150
MICROSOFT CORP              COM            594918104     1,879    31,179  SH         Sole        N/A        31,179
MOTOROLA INC                COM            620076109       871    61,340  SH         Sole        N/A        61,340
NATIONAL CITY CORP          COM            635405103       277     9,000  SH         Sole        N/A         9,000
NATIONAL INSTRS CORP        COM            636518102       794    19,000  SH         Sole        N/A        19,000
NEOMAGIC CORP               COM            640497103       153    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO            COM            651290108       684    18,500  SH         Sole        N/A        18,500
NOBLE ENERGY INC            COM            655044105       910    23,300  SH         Sole        N/A        23,300
ORACLE CORP                 COM            68389X105       197    15,424  SH         Sole        N/A        15,424
OXFORD HEALTH PLANS INC     COM            691471106     1,082    25,900  SH         Sole        N/A        25,900
PAYCHEX INC                 COM            704326107       441    11,109  SH         Sole        N/A        11,109
PEPSICO INC                 COM            713448108     1,797    34,902  SH         Sole        N/A        34,902
PFIZER INC                  COM            717081103     2,535    63,791  SH         Sole        N/A        63,791
PHARMACIA CORP              COM            71713U102       287     6,362  SH         Sole        N/A         6,362
PITNEY BOWES INC            COM            724479100       477    11,150  SH         Sole        N/A        11,150
PROCTER & GAMBLE CO         COM            742718109     2,577    28,601  SH         Sole        N/A        28,601
PROGRESSIVE CORP OHIO       COM            743315103     1,716    10,300  SH         Sole        N/A        10,300
RADIOSHACK CORP             COM            750438103       407    13,550  SH         Sole        N/A        13,550
ROYAL DUTCH PETE CO         NY REG EUR .5  780257804       259     4,765  SH         Sole        N/A         4,765
SAFEWAY INC                 COM NEW        786514208       473    10,500  SH         Sole        N/A        10,500
SBC COMMUNICATIONS INC      COM            78387G103     2,466    65,866  SH         Sole        N/A        65,866
SCHERING PLOUGH CORP        COM            806605101       607    19,386  SH         Sole        N/A        19,386
SCHLUMBERGER LTD            COM            806857108     1,629    27,700  SH         Sole        N/A        27,700
STANLEY WKS                 COM            854616109     1,587    34,306  SH         Sole        N/A        34,306
STAPLES INC                 COM            855030102       549    27,562  SH         Sole        N/A        27,562
STATE STR CORP              COM            857477103       616    11,120  SH         Sole        N/A        11,120
SUN MICROSYSTEMS INC        COM            866810104       260    29,495  SH         Sole        N/A        29,495
SUNGARD DATA SYS INC        COM            867363103       220     6,680  SH         Sole        N/A         6,680
SYNOPSYS INC                COM            871607107       799    14,500  SH         Sole        N/A        14,500
TARGET CORP                 COM            87612E106       382     8,850  SH         Sole        N/A         8,850
TEXAS INSTRS INC            COM            882508104       816    24,650  SH         Sole        N/A        24,650
TEXTRON INC                 COM            883203101     1,280    25,050  SH         Sole        N/A        25,050
TITAN PHARMACEUTICALS INC
  DE                        COM            888314101       100    14,250  SH         Sole        N/A        14,250
TYCO INTL LTD NEW           COM            902124106     1,282    39,667  SH         Sole        N/A        39,667
UNITED PARCEL SERVICE INC   CL B           911312106     1,317    21,660  SH         Sole        N/A        21,660
UNITED TECHNOLOGIES CORP    COM            913017109     1,082    14,588  SH         Sole        N/A        14,588
UNITEDHEALTH GROUP INC      COM            91324P102     1,154    15,100  SH         Sole        N/A        15,100
VERIZON COMMUNICATIONS INC  COM            92343V104     2,008    43,568  SH         Sole        N/A        43,568
VIACOM INC                  CL B           925524308       697    14,414  SH         Sole        N/A        14,414
WACHOVIA CORP NEW           COM            929903102       297     8,013  SH         Sole        N/A         8,013
WAL MART STORES INC         COM            931142103     1,015    16,551  SH         Sole        N/A        16,551
WASHINGTON MUT INC          COM            939322103       219     6,600  SH         Sole        N/A         6,600
WASTE MGMT INC DEL          COM            94106L109     1,025    37,600  SH         Sole        N/A        37,600
WESTPORT RES CORP NEW       COM            961418100       297    15,100  SH         Sole        N/A        15,100
WHIRLPOOL CORP              COM            963320106       408     5,405  SH         Sole        N/A         5,405
WHITE MTNS INS GROUP LTD    COM            G9618E107       449     1,300  SH         Sole        N/A         1,300
WILLIAMS COS INC DEL        COM            969457100       650    27,610  SH         Sole        N/A        27,610
WYETH                       COM            983024100     1,770    26,965  SH         Sole        N/A        26,965
YUM BRANDS INC              COM            988498101     1,913    32,549  SH         Sole        N/A        32,549